Annual Total Returns[BarChart] - ProShares Ultra Consumer Goods - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	38.05%	12.90%	23.89%	66.02%	22.35%	8.43%	7.25%	32.91%	(29.20%)	57.06%